Summary of Significant Accounting Policies - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Customer Segment shares	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Highly liquid investments with an original maturity	90 days
Deferred underwriting fee payable	$ 200,000	$ 11,100,000	$ 1,500,000
Cash and cash equivalents inclusive of funds	23,100,000	49,300,000	0
Cash and cash equivalents		49,300,000	2,200,000
Allowance for credit losses	400,000	400,000
Finance Lease, Liability		0	0
Goodwill and Intangible Asset Impairment		0	0
Foreign Currency Transaction Loss, before Tax		0.2
Federal Depository Insurance coverage Limit		250,000,000
Restricted cash	300,000	$ 300,000	0
Highly Liquid Investments With an Original Maturity Description		90 days
Restricted Cash, Current	300,000	$ 300,000	0
Federal depository insurance coverage	$ 250,000
Number of customers | Customer	2
Number of reportable segment | Segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
US Treasury and Government [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Securities		30,600,000
U S Government Money Market Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Securities		9,200,000
Mutual Funds
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents inclusive of funds	$ 3,800,000	5,100,000
Debt Securities		5,100,000
U.S. Government Money Market Funds
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents inclusive of funds		9,200,000
U.S. Government Money Market Funds | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents inclusive of funds	$ 100,000
U.S. Government Treasury Securities
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents inclusive of funds		30,600,000
Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		400,000	400,000
Accounts Receivable, after Allowance for Credit Loss		$ 0	$ 500,000
Accounts Receivable | Customer Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Number of customers | Customer		1
Accounts Receivable | Customer Concentration Risk | One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		98.00%	98.00%
Accounts Receivable | Customer Concentration Risk | Customer One
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	25.00%	98.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	65.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk | One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			100.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk | First Customer In Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		77.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk | Second Customer In Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		21.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount of contingent consideration equity shares | shares	2,600,000
Common Stock [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Earnout shares receivable | shares	15,000,000